Business Description/Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Business Description/Organization
1.	Organization

Zoetis Inc. (collectively, Zoetis, the company, we, us or our) is a global leader in the discovery, development, manufacture and commercialization of animal health medicines and vaccines, with a focus on both livestock and companion animals. We organize and operate our business in four geographic regions: the United States (U.S.); Europe/Africa/Middle East (EuAfME); Canada/Latin America (CLAR); and Asia/Pacific (APAC).

We market our products in more than 120 countries, including developed markets and emerging markets. Our revenues are mostly generated in the U.S. and EuAfME. We have a diversified business, marketing products across eight core species: cattle, swine, poultry, sheep and fish (collectively, livestock) and dogs, cats and horses (collectively, companion animals); and within five major product categories (anti-infectives, vaccines, parasiticides, medicated feed additives and other pharmaceuticals).

1.	Business Description

The accompanying combined financial statements include the accounts of all operations that comprise the animal health operations of Pfizer Inc. (collectively, Zoetis, the company, we, us and our). We are a global leader in the discovery, development, manufacture and commercialization of animal health medicines and vaccines, with a focus on both livestock and companion animals.

We organize and operate our business in four geographic regions: the United States (U.S.); Europe/Africa/Middle East (EuAfME); Canada/Latin America (CLAR); and Asia/Pacific (APAC).

We market our products in more than 120 countries, including developed markets and emerging markets. Our revenues are mostly generated in the U.S. and EuAfME. We have a diversified business, marketing products across eight core species: cattle, swine, poultry, sheep and fish (collectively, livestock) and dogs, cats and horses (collectively, companion animals); and within five major product categories (anti-infectives, vaccines, parasiticides, medicated feed additives and other pharmaceuticals).

Pfizer formed Zoetis to ultimately acquire, own, and operate the animal health operations of Pfizer Inc. (Pfizer), which are set forth in these combined financial statements. See also Note 2. Basis of Presentation. On January 28, 2013, Pfizer transferred substantially all of its animal health business to Zoetis and on February 6, 2013, an initial public offering (IPO) of our Class A common stock was completed, which represented approximately 19.8% of our total outstanding shares. We refer to the transactions to separate our business from Pfizer as described here and elsewhere in the 2012 Annual Report, as the Separation. For additional information, see Notes to Combined Financial Statements—Note 19. Subsequent Events.

Pfizer has informed us that it may make a tax-free distribution to its shareholders of all or a portion of its remaining equity interest in us, which may include one or more distributions effected as a dividend to all Pfizer shareholders, one or more distributions in exchange for Pfizer shares or other securities, or any combination thereof. We refer to any such potential distribution as the Distribution. Pfizer has no obligation to pursue or consummate any further dispositions of its ownership interest in us, including through the Distribution, by any specified date or at all.